Warrant Liabilities - Fair Value of Convertible Preferred Stock Warrant Liability (Detail)	Sep. 30, 2015	Mar. 05, 2015	Dec. 31, 2014	Nov. 18, 2014
Series B Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	90.00%		87.00%	64.00%
Expected Term (years)	3 months 7 days		1 year 1 month 6 days	1 year 3 months
Expected dividend yield	0.00%		0.00%	0.00%
Risk-free rate	0.26%		0.26%	0.20%
Series B Warrant Liability [Member] | Previously reported [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility			86.00%
Series C Warrant Liability [Member]
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Volatility	90.00%	86.00%
Expected Term (years)	4 years 5 months 1 day	5 years
Expected dividend yield	0.00%	0.00%
Risk-free rate	1.35%	1.35%